EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
	Feb. 16, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Allocation of net loss among limited partner interests		$ 11,522	$ (215)	$ (51,222)	$ (8,264)	$ (217,999)	$ 21,196	$ 1,094	$ 99	$ (48,179)	$ (195,610)	$ (27,117)
Phantom Units
Loss per limited partner unit:
Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU (in shares)										125,000	109,000	232,000
Common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Allocation of net loss among limited partner interests										$ (48,179)	$ (125,437)	$ (16,324)
Weighted-average units outstanding (in shares)										68,264,000	39,217,000	33,311,000
Effect of nonvested phantom units (in shares)										0	0	0
Weighted-average units outstanding – diluted (shares)										68,264,000	39,217,000	33,311,000
Loss per limited partner unit:
Basic (in dollars per share)		$ 0.16	$ 0.00	$ (0.77)	$ (0.12)	$ (3.28)	$ 0.32	$ 0.05	$ 0.00	$ (0.71)	$ (3.20)	$ (0.49)
Diluted (in dollars per share)		$ 0.16	$ 0.00	$ (0.77)	$ (0.12)	(3.28)	0.32	0.05	0.00	$ (0.71)	$ (3.20)	$ (0.49)
Subordinated Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Allocation of net loss among limited partner interests											$ (70,173)	$ (10,793)
Weighted-average units outstanding (in shares)											24,410,000	24,410,000
Weighted-average units outstanding – diluted (shares)											24,410,000	24,410,000
Loss per limited partner unit:
Basic (in dollars per share)						$ (3.28)	$ 0.32	$ (0.03)	$ 0.00		$ (2.88)	$ (0.44)
Diluted (in dollars per share)											$ (2.88)	$ (0.44)
Number of units converted (in shares)	24,409,850